Stockholder's Equity - Additional Information (Detail) - USD ($)			4 Months Ended	6 Months Ended
	Mar. 06, 2015	Feb. 28, 2015	Dec. 31, 2014	Jun. 30, 2015	Apr. 13, 2015	Aug. 31, 2014
Stockholders' Equity Note [Abstract]
Common shares reserved for future issuance pursuant to future option grants			556,500
Convertible promissory notes outstanding			$ 2,529,000
Liability associated with shares issued with repurchase rights			$ 13,000
Shares subject to repurchase			4,532,874
Share-based compensation expense			$ 237,000	$ 1,129,000
Conversion of convertible promissory notes and accrued interest, Shares		1,204,870
Common stock, shares authorized			100,000,000	200,000,000	200,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
2014 Plan
Stockholders' Equity Note [Abstract]
Shares reserved for issuance under the plan						5,500,000
Term of options to be granted under the Plan			10 years
Options granted under the plan			$ 0
Employee Restricted Shares
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period			4 years
Liability associated with shares issued with repurchase rights			$ 10,000
Shares granted			4,096,000
Weighted average price of shares			$ 0.002
Shares subject to repurchase			3,773,916
Shares of restricted stock awards vested			322,084	809,112
Non-Employee Restricted Stock
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period			4 years
Liability associated with shares issued with repurchase rights			$ 3,000
Shares granted			847,500
Shares subject to repurchase			758,958
Shares of restricted stock awards vested			88,542	235,103
Non Employee Awards
Stockholders' Equity Note [Abstract]
Share-based compensation expense			$ 237,000
Restricted Stock Awards
Stockholders' Equity Note [Abstract]
Shares granted			4,944,000
Weighted average price of shares			$ 0.002
Shares of restricted stock awards vested			411,000	634,000
Restricted Stock Awards | 2014 Plan
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period			4 years
Restricted Stock Awards | 2014 Plan | Cliff Vesting period
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period			1 year
Convertible Debt Securities
Stockholders' Equity Note [Abstract]
Convertible promissory notes outstanding			$ 2,500,000
Research and development | Non Employee Awards
Stockholders' Equity Note [Abstract]
Share-based compensation expense			233,000
General and administrative | Non Employee Awards
Stockholders' Equity Note [Abstract]
Share-based compensation expense			$ 4,000
Private Placement
Stockholders' Equity Note [Abstract]
Common stock, shares issued	8,280,696
Common stock, issued price per share	$ 6.32
Proceeds from issuance of common stock net of issuance costs	$ 48,200,000
Financing fees	$ 4,100,000
Conversion of common stock		$ 7,500,000
Convertible promissory notes accrued interest		115,000
Payments for merger related costs		$ 568,000
Private Placement | Common Stock
Stockholders' Equity Note [Abstract]
Conversion of convertible promissory notes and accrued interest, Shares		1,204,870